Income Taxes - Schedule of Income (Loss) before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cayman Islands [Member] USD ($)	Dec. 31, 2013 Cayman Islands [Member] CNY	Dec. 31, 2012 Cayman Islands [Member] CNY	Dec. 31, 2011 Cayman Islands [Member] CNY	Dec. 31, 2013 British Virgin Islands [Member] USD ($)	Dec. 31, 2013 British Virgin Islands [Member] CNY	Dec. 31, 2012 British Virgin Islands [Member] CNY	Dec. 31, 2011 British Virgin Islands [Member] CNY	Dec. 31, 2013 Hong Kong [Member] USD ($)	Dec. 31, 2013 Hong Kong [Member] CNY	Dec. 31, 2012 Hong Kong [Member] CNY	Dec. 31, 2013 PRC [Member] USD ($)	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY
Segment Reporting Information [Line Items]
Income (loss) before income taxes	$ 4,916	29,760	22,244	42,054	$ (5,323)	(32,227)	(2,842)	(667)	$ (2)	(12)	(22)	(3)	$ (49)	(297)	(159)	$ 10,290	62,296	25,267	42,724